Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Result for the year	€ (42,184)	€ (27,763)	€ (27,735)
Adjustments for:
Other income	(441)	(640)	(3,011)
Depreciation	2,703	2,761	2,513
Results on derecognition of subsidiary			(131)
Share-based compensation	4,014	2,544	3,106
Financial income and expenses	(1,046)	(2,167)	(1,135)
Results related to derecognition of financial liabilities			(1,866)
Results related to financial liabilities measured at FVTPL	(235)	(345)	(953)
Income tax expenses / (gains)	19	(197)	(78)
Changes in deferred income	(11,984)	(12,728)	(6,470)
Other changes in working capital	(5,433)	(536)	55,426
Cash (used in) / generated by operations	(54,587)	(39,071)	19,666
Corporate income tax (paid) / received	(19)	197	78
Interest received	2,333	3,251	2,593
Interest paid	(518)	(770)	(789)
Net cash (used in) / generated by operating activities	(52,791)	(36,393)	21,548
Cash flow from investing activities
Purchases of property, plant and equipment	(1,020)	(1,418)	(1,371)
Proceeds from sale of property, plant and equipment			60
Proceeds from sale of intellectual property			7,940
Transaction costs on sale of intellectual property		(2,655)	(2,351)
Increase in short-term deposits		(17,000)
Decrease in short-term deposits		17,000
Net cash (used in) / generated by investing activities	(1,020)	(4,073)	4,278
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs		71,635
Proceeds from exercise of share options	69	223	354
Repayment of convertible loans			(1,008)
Repayment of lease liability	(1,905)	(1,582)	(1,621)
Net cash (used in) / generated by financing activities	(1,836)	70,276	(2,275)
Net (decrease) / increase in cash and cash equivalents	(55,647)	29,810	23,551
Currency effect cash and cash equivalents	(1,348)	673	599
Cash and cash equivalents, at beginning of the period	149,408	118,925	94,775
Cash and cash equivalents at the end of the period	€ 92,413	€ 149,408	€ 118,925